Borrowings - Schedule of Long-term Debt (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 22, 2016	May 10, 2016
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,009,208		$ 1,011,250
Less: unamortized debt issuance costs	(8,211)		(8,933)		$ (12,120)
Less: unamortized original issue discount	(2,460)		(2,732)		(3,777)
Total debt	998,537		999,585		997,184
Less: current portion of long-term debt	(8,167)		(8,167)		(8,167)
Long-term debt, net	990,370		991,418		989,017
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	777,873	[1]	779,915	[1],[2]	788,081	[2]
Less: unamortized original issue discount							$ (600)	$ (8,100)
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 231,335	[3]	$ 231,335	[3]	$ 225,000

[1]	Interest rate of 4.5% at March 31, 2021 and December 31, 2020, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate. The effective interest rate for the first lien term loan was 4.9% at March 31, 2021 and December 31, 2020.
[2]	Interest rate of 4.5% and 5.2% at December 31, 2020 and 2019, respectively, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate.
[3]	Interest rate of 10.3% at March 31, 2021 and December 31, 2020, with interest paid in designated installments (dependent upon the base interest rate election). The effective interest rate for the second lien term loan was 10.9% at March 31, 2021 and December 31, 2020.